Concentrations (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 USD ($)
Concentration Risk [Line Items]
Cash, cash equivalents and restricted cash	$ 790,507		$ 517,338
Maximum limit amount	$ 71,366	¥ 500,000